Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

7. Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts of $33,596,096 and $21,088,503 for the years ended December 31, 2009 and 2010, respectively, consists of following:

	December 31,
	2009	2010
Billed receivable	$120,340,073	$83,892,036
Unbilled receivable	52,412,400	73,436,707

Total	$172,752,473	$157,328,743

Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

An analysis of allowance for doubtful accounts for the years ended December 31, 2009 and 2010 is as follows:

	2009	2010
Balance at beginning of year	$4,395,022	$33,596,096
Bad debt expenses	29,076,504	454,624
Recoveries and (write-offs), net	(6,047,299)	(10,393,667)
Reclassified from assets held-for-sale	9,617,466	—
Disposition of subsidiaries	(3,425,810)	(3,312,436)
Effect of exchange rate changes	(19,787)	743,886

Balance at end of year	$33,596,096	$21,088,503